Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Current finished goods
Current work in progress	113,212	135,380
Spare parts and other	1,491,820	1,302,534
Estimated losses	(208,091)	(97,934)
Inventories	8,155,847	7,962,324
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	644,881	801,623
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	1,713,394	1,510,985
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	587,216	561,409
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	507,999	362,027
Wood
Inventories [Line Items]
Current work in progress	2,267,720	2,287,406
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,037,696	R$ 1,098,894